CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Schedule of Share Capital
	December 31, 2025	December 31, 2024
	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
	‘000s	‘000s
In thousands of shares
In issue at January 1	371,749	165,866
Issued for a cash consideration (a)	13,447	81,628
Issued for non-cash consideration (b)	1,566	124,255

At period end	386,762	371,749

	December 31, 2025	December 31, 2024
	ADS	ADS
In thousands of ADSs
Balance at January 1	18,587	8,293
Issued for a cash consideration	672	4,081
Issued for non-cash consideration	78	6,213

At period end	19,337	18,587

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2025	December 31, 2024
	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
	‘000s	‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2025	December 31, 2024
	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
	‘000s	‘000s
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628